Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Statement of Comprehensive Income [Abstract]
Revenue	$ 4,464,950	$ 28,285,200	$ 28,888,410
Cost of sales	2,688,650	17,135,434	15,487,264
Gross profit	1,776,300	11,149,766	13,401,146
Selling, general and administrative expenses	1,486,394	9,677,738	9,445,908
Income from operations	289,906	1,472,028	3,955,238
Gain (loss) on change in fair value of derivative liability	22,189	(451,372)	742,483
Gain on termination of sales-type lease and disposal of licenses	0	503,544	0
Loss on disposal of assets	0	(11,655)	0
Impairment loss	0	(1,202,227)	(20,726)
Interest expense	0	(35,210)	(456,691)
Other expense	9,209	(16,451)	(28,996)
Net income from continuing operations before income tax expense	321,304	258,657	4,191,308
Income tax expense	(372,743)	(3,482,125)	(2,809,768)
Net loss from continuing operations after income tax expense	(51,439)	(3,223,468)	1,381,540
Net loss from discontinued operations after income tax expense	(22,965)	(81,817)	(1,088,329)
Net loss	(74,404)	(3,305,285)	293,211
Other comprehensive income:
Cumulative translation adjustment	808	15,089	83,822
Comprehensive loss	$ (73,596)	$ (3,290,196)	$ 377,033
Basic loss per share from continuing operations	$ (0)	$ (0.03)	$ 0.01
Diluted loss per share from continuing operations	(0)	(0.03)	0.01
Basic loss per share from discontinued operations	(0)	(0)	(0.01)
Diluted loss per share from discontinued operations	(0)	(0)	(0.01)
Basic loss per share	(0)	(0.03)	0
Diluted loss per share	$ (0)	$ (0.03)	$ 0
Weighted average number of common shares outstanding - basic	120,047,814	120,047,814	120,047,814
Weighted average number of common shares outstanding - diluted	122,880,907	122,880,907	122,880,907